Mar. 01, 2018

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 7, 2018 to

PROSPECTUS DATED March 1, 2018

U.S. CORE EQUITY FUND:

(i)	NAME CHANGE: Effective September 12, 2018, the U.S. Core Equity Fund will be renamed the Equity Income Fund. After such date, all references to the U.S. Core Equity Fund in the Prospectus listed above are changed to the Equity Income Fund.

(ii)	INVESTMENT OBJECTIVE CHANGE: Effective September 12, 2018, the investment objective for the U.S. Core Equity Fund will change. The information in the sub-section entitled “Investment Objective (Non-Fundamental)” is replaced with the following:

Until September 11, 2018: The Fund seeks to provide long term capital growth.

Effective September 12, 2018: The Fund seeks to provide long term capital growth and current income.

(iii)	PRINCIPAL INVESTMENT STRATEGIES:

(a) The following is added as the second to last sentence in the third paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Core Equity Fund:

In connection with the changes to the Fund’s investment objective and principal investment strategies effective September 12, 2018, the Fund may engage in active trading of portfolio securities.

(b) Effective September 12, 2018, the U.S. Core Equity Fund will change its investment strategy from principally investing in common stocks of large and medium capitalization U.S. companies to principally investing in common stocks of dividend-paying large and medium capitalization U.S. companies. The following is added at the end of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Core Equity Fund:

Principal Investment Strategies of the Fund Effective September 12, 2018:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of dividend-paying large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund may also invest in equity securities economically tied to non-U.S. countries.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is managed pursuant to a multi-style (e.g., value, market-oriented and defensive) and multi-manager approach. The Fund’s money managers are unaffiliated with RIM and have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.

The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(iv)	PRINCIPAL RISKS:

(a) The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Core Equity Fund:

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.

(b) The following information is added at the end of the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Core Equity Fund:

Effective September 12, 2018 the following risk factors for the Fund will be added:

•	Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.

•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

U.S. CORE EQUITY RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Core Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.55%	0.25%	0.31%	1.11%	(0.05)%	1.06%
Class C Shares	0.55%	0.75%	0.56%	1.86%	(0.05)%	1.81%
Class E Shares	0.55%	None	0.56%	1.11%	(0.05)%	1.06%
Class M Shares	0.55%	None	0.31%	0.86%	(0.15)%	0.71%
Class P Shares	0.55%	None	0.16%	0.71%	(0.07)%	0.64%
Class R6 Shares	0.55%	None	0.16%	0.71%	(0.07)%	0.64%
Class S Shares	0.55%	None	0.31%	0.86%	(0.09)%	0.77%
Class T Shares	0.55%	0.25%	0.31%	1.11%	(0.05)%	1.06%
Class Y Shares	0.55%	None	0.11%	0.66%	(0.05)%	0.61%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive 0.05% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, 0.04% of its transfer agency fees for Class S Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$677	$903	$1,147	$1,845
Class C	$184	$580	$1,001	$2,176
Class E	$108	$348	$607	$1,347
Class M	$355	$589	$842	$1,564
Class P	$65	$220	$388	$876
Class R6	$65	$220	$388	$876
Class S	$79	$265	$468	$1,052
Class T	$355	$589	$842	$1,564
Class Y	$62	$206	$363	$818

U.S. DYNAMIC EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.11%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.47%	1.52%	(0.05)%	1.47%
Class C Shares	0.80%	0.75%	0.72%	2.27%	(0.05)%	2.22%
Class E Shares	0.80%	None	0.72%	1.52%	(0.05)%	1.47%
Class M Shares	0.80%	None	0.47%	1.27%	(0.10)%	1.17%
Class P Shares	0.80%	None	0.32%	1.12%	(0.02)%	1.10%
Class R6 Shares	0.80%	None	0.32%	1.12%	(0.02)%	1.10%
Class S Shares	0.80%	None	0.47%	1.27%	(0.09)%	1.18%
Class T Shares	0.80%	0.25%	0.47%	1.52%	(0.00)%	1.52%
Class Y Shares	0.80%	None	0.27%	1.07%	(0.00)%	1.07%

#	Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 29, 2020, RIFUS has contractually agreed to waive 0.05% of its transfer agency fees for Class A, C and E Shares, and 0.09% of its transfer agency fees for Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,023	$1,352	$2,279
Class C Shares	$225	$705	$1,211	$2,601
Class E Shares	$150	$475	$824	$1,808
Class M Shares	$401	$718	$1,058	$2,017
Class P Shares	$112	$354	$615	$1,361
Class R6 Shares	$112	$354	$615	$1,361
Class S Shares	$120	$395	$688	$1,526
Class T Shares	$401	$718	$1,058	$2,017
Class Y Shares	$109	$340	$590	$1,306

GLOBAL EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.94%	0.25%	0.30%	1.49%	(0.02)%	1.47%
Class C Shares	0.94%	0.75%	0.55%	2.24%	(0.02)%	2.22%
Class E Shares	0.94%	None	0.55%	1.49%	(0.02)%	1.47%
Class M Shares	0.94%	None	0.30%	1.24%	(0.12)%	1.12%
Class P Shares	0.94%	None	0.15%	1.09%	(0.04)%	1.05%
Class R6 Shares	0.94%	None	0.15%	1.09%	(0.04)%	1.05%
Class S Shares	0.94%	None	0.30%	1.24%	(0.02)%	1.22%
Class T Shares	0.94%	0.25%	0.30%	1.49%	(0.02)%	1.47%
Class Y Shares	0.94%	None	0.10%	1.04%	(0.02)%	1.02%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.92%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,017	$1,340	$2,251
Class C Shares	$225	$698	$1,198	$2,573
Class E Shares	$150	$469	$811	$1,778
Class M Shares	$114	$382	$669	$1,489
Class P Shares	$107	$343	$597	$1,325
Class R6 Shares	$107	$343	$597	$1,325
Class S Shares	$124	$391	$679	$1,498
Class T Shares	$396	$707	$1,041	$1,983
Class Y Shares	$104	$329	$572	$1,269

TAX-MANAGED U.S. LARGE CAP FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.69%	0.25%	0.28%	1.22%	(0.05)%	1.17%
Class C Shares	0.69%	0.75%	0.53%	1.97%	(0.05)%	1.92%
Class E Shares	0.69%	None	0.53%	1.22%	(0.05)%	1.17%
Class M Shares	0.69%	None	0.28%	0.97%	(0.15)%	0.82%
Class P Shares	0.69%	None	0.13%	0.82%	(0.07)%	0.75%
Class S Shares	0.69%	None	0.28%	0.97%	(0.05)%	0.92%
Class T Shares	0.69%	0.25%	0.28%	1.22%	(0.05)%	1.17%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$687	$935	$1,202	$1,963
Class C Shares	$195	$613	$1,058	$2,292
Class E Shares	$119	$382	$666	$1,473
Class M Shares	$84	$294	$522	$1,176
Class P Shares	$77	$255	$448	$1,007
Class S Shares	$94	$304	$531	$1,185
Class T Shares	$366	$623	$899	$1,686

TAX-MANAGED U.S. MID & SMALL CAP FUND: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.98%	0.25%	0.32%	1.55%	(0.07)%	1.48%
Class C Shares	0.98%	0.75%	0.57%	2.30%	(0.10)%	2.20%
Class E Shares	0.98%	None	0.57%	1.55%	(0.10)%	1.45%
Class M Shares	0.98%	None	0.32%	1.30%	(0.20)%	1.10%
Class P Shares	0.98%	None	0.17%	1.15%	(0.07)%	1.08%
Class S Shares	0.98%	None	0.32%	1.30%	(0.10)%	1.20%
Class T Shares	0.98%	0.25%	0.32%	1.55%	(0.07)%	1.48%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.15% of its transfer agency fees for Class M Shares, 0.05% of its transfer agency fees for Class C, Class E and Class S Shares and 0.02% of its transfer agency fees for Class A, Class P and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$717	$1,030	$1,365	$2,309
Class C Shares	$223	$709	$1,221	$2,628
Class E Shares	$148	$480	$835	$1,837
Class M Shares	$112	$392	$694	$1,550
Class P Shares	$110	$358	$626	$1,391
Class S Shares	$122	$402	$703	$1,559
Class T Shares	$397	$721	$1,067	$2,044

TAX-MANAGED INTERNATIONAL EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Managed International Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.85%	0.25%	0.33%	1.43%	(0.14)%	1.29%
Class C Shares	0.85%	0.75%	0.58%	2.18%	(0.14)%	2.04%
Class E Shares	0.85%	None	0.58%	1.43%	(0.14)%	1.29%
Class M Shares	0.85%	None	0.33%	1.18%	(0.24)%	0.94%
Class P Shares	0.85%	None	0.18%	1.03%	(0.16)%	0.87%
Class S Shares	0.85%	None	0.33%	1.18%	(0.14)%	1.04%
Class T Shares	0.85%	0.25%	0.33%	1.43%	(0.14)%	1.29%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M and 0.02% for Class P Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$988	$1,299	$2,178
Class C Shares	$207	$669	$1,157	$2,503
Class E Shares	$131	$439	$768	$1,701
Class M Shares	$96	$351	$626	$1,410
Class P Shares	$89	$312	$553	$1,245
Class S Shares	$106	$361	$636	$1,419
Class T Shares	$378	$678	$999	$1,909

COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.33%	0.33%	2.16%	(0.74)%	1.42%
Class C Shares	1.25%	0.75%	0.58%	0.33%	2.91%	(0.74)%	2.17%
Class E Shares	1.25%	None	0.58%	0.33%	2.16%	(0.74)%	1.42%
Class M Shares	1.25%	None	0.33%	0.33%	1.91%	(0.84)%	1.07%
Class P Shares	1.25%	None	0.18%	0.33%	1.76%	(0.75)%	1.01%
Class R6 Shares	1.25%	None	0.18%	0.33%	1.76%	(0.75)%	1.01%
Class S Shares	1.25%	None	0.33%	0.33%	1.91%	(0.74)%	1.17%
Class T Shares	1.25%	0.25%	0.33%	0.33%	2.16%	(0.74)%	1.42%
Class Y Shares	1.25%	None	0.13%	0.33%	1.71%	(0.73)%	0.98%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.7625%. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class M Shares, 0.02% of its transfer agency fees for Class P and Class R6 Shares and 0.01% of its transfer agency fees for Class A, Class C, Class E, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” for Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$711	$1,145	$1,604	$2,870
Class C Shares	$220	$831	$1,468	$3,180
Class E Shares	$145	$605	$1,092	$2,435
Class M Shares	$109	$518	$954	$2,164
Class P Shares	$103	$481	$884	$2,011
Class R6 Shares	$103	$481	$884	$2,011
Class S Shares	$119	$528	$963	$2,173
Class T Shares	$391	$840	$1,314	$2,624
Class Y Shares	$100	$468	$860	$1,959

GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Real Estate Securities Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.34%	1.39%	(0.02)%	1.37%
Class C Shares	0.80%	0.75%	0.59%	2.14%	(0.02)%	2.12%
Class E Shares	0.80%	None	0.59%	1.39%	(0.02)%	1.37%
Class M Shares	0.80%	None	0.34%	1.14%	(0.12)%	1.02%
Class P Shares	0.80%	None	0.19%	0.99%	(0.04)%	0.95%
Class R6 Shares	0.80%	None	0.19%	0.99%	(0.04)%	0.95%
Class S Shares	0.80%	None	0.34%	1.14%	(0.02)%	1.12%
Class T Shares	0.80%	0.25%	0.34%	1.39%	(0.02)%	1.37%
Class Y Shares	0.80%	None	0.14%	0.94%	(0.02)%	0.92%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.78%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$988	$1,290	$2,146
Class C Shares	$215	$668	$1,147	$2,471
Class E Shares	$139	$438	$759	$1,667
Class M Shares	$104	$350	$616	$1,375
Class P Shares	$97	$311	$543	$1,209
Class R6 Shares	$97	$311	$543	$1,209
Class S Shares	$114	$360	$626	$1,384
Class T Shares	$386	$677	$990	$1,875
Class Y Shares	$94	$298	$518	$1,153

LifePoints Funds, Target Portfolio Series: Classes A, C, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated June 7, 2018 to

PROSPECTUS DATED MARCH 1, 2018

CONSERVATIVE STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Conservative Strategy Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and E Shares)	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.20%	0.25%	0.33%	0.59%	1.37%	(0.26)%	1.11%
Class C Shares	0.20%	0.75%	0.58%	0.59%	2.12%	(0.26)%	1.86%
Class E Shares	0.20%	None	0.58%	0.59%	1.37%	(0.23)%	1.14%
Class M Shares	0.20%	None	0.33%	0.59%	1.12%	(0.31)%	0.81%
Class P Shares	0.20%	None	0.18%	0.59%	0.97%	(0.23)%	0.74%
Class R1 Shares	0.20%	None	0.33%	0.59%	1.12%	(0.36)%	0.76%
Class R4 Shares	0.20%	0.25%	0.33%	0.59%	1.37%	(0.36)%	1.01%
Class R5 Shares	0.20%	0.50%	0.33%	0.59%	1.62%	(0.36)%	1.26%
Class S Shares	0.20%	None	0.33%	0.59%	1.12%	(0.23)%	0.89%
Class T Shares	0.20%	0.25%	0.33%	0.59%	1.37%	(0.23)%	1.14%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, Class R4 and Class R5 Shares, 0.10% of its transfer agency fees for Class M Shares, and 0.02% of its transfer agency fees for Class E, Class P, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 29, 2020, RIFUS has contractually agreed to waive 0.05% of its transfer agency fees for Class A and Class C Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” for Class M, Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$682	$960	$1,258	$2,105
Class C Shares	$189	$639	$1,115	$2,431
Class E Shares	$116	$411	$728	$1,626
Class M Shares	$83	$325	$587	$1,335
Class P Shares	$76	$286	$514	$1,169
Class R1 Shares	$78	$320	$582	$1,331
Class R4 Shares	$103	$398	$716	$1,615
Class R5 Shares	$128	$476	$847	$1,892
Class S Shares	$91	$333	$595	$1,343
Class T Shares	$363	$651	$960	$1,836